Annual Operating Expenses - FidelityInternationalBondIndexFund-PRO - FidelityInternationalBondIndexFund-PRO - Fidelity International Bond Index Fund - Fidelity International Bond Index Fund	Mar. 01, 2024
Operating Expenses:
Management fee	0.06%
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.06%